--------------------------------------------------------------------------------
                                                     Semi-Annual Report
                                                      November 30,1999
                                                        (Unaudited)
--------------------------------------------------------------------------------

     ATALANTA/SOSNOFF INVESTMENT TRUST
   101 Park Avenue o New York, NY 10178
    toll free 1-877-SOSNOFF (767-6633)
     website o www.atalantasosnoff.com
   e-mail o asfund@atalantasosnoff.com

             BOARD OF TRUSTEES
             Howard A. Drucker
             Anthony G. Miller
              Toni E. Sosnoff
             Irving L. Straus                              [LOGO]
              Aida L. Wilder

            INVESTMENT ADVISER
Atalanta/Sosnoff Capital Corp. (Delaware)
   101 Park Avenue o New York, NY 10178

                DISTRIBUTOR
  Atalanta/Sosnoff Management Corporation
   101 Park Avenue o New York, NY 10178

              TRANSFER AGENT
      Countrywide Fund Services, Inc.
P.O. Box 5354 o Cincinnati, OH 45201-5354
                                                   ATALANTA/SOSNOFF FUND
                                                ATALANTA/SOSNOFF FOCUS FUND
                                                ATALANTA/SOSNOFF VALUE FUND
                                               ATALANTA/SOSNOFF BALANCED FUND

LETTER TO SHAREHOLDERS                                          JANUARY 19, 2000
================================================================================

Dear Shareholder:

For the six months ended November 30, 1999, the Atalanta/Sosnoff Fund returned 13.3% compared with the S&P 500 Index return of 6.7%. For the year ended December 31, 1999, the Atalanta/Sosnoff Fund returned 39.8% compared with 21.0% for the S&P 500 Index.

The Atalanta/Sosnoff Focus Fund returned 15.2% for the period July 1, 1999 (date of inception) to November 30, 1999 compared with the S&P 500 Index return of 1.1%. For the six months ended December 31, 1999, the Atalanta/Sosnoff Focus Fund returned 34.3% compared with the S&P 500 Index return of 3.4%.

The Atalanta/Sosnoff Value Fund returned -2.7% for the period July 1, 1999 (date of inception) to November 30, 1999 compared with the S&P 500 Index return of 1.1%. For the six months ended December 31, 1999, the Atalanta/Sosnoff Value Fund returned 1.4% and the S&P 500 Index returned 3.4%.

The Atalanta/Sosnoff Balanced Fund returned 11.3% for the period July 1, 1999 (date of inception) to November 30, 1999 compared with 1.3% for the Lehman Brothers Intermediate Government/Corporate Bond Index and 1.1% for the S&P 500 Index. For the six months ended December 31, 1999, the Atalanta/Sosnoff Balanced Fund returned 24.5% compared with 1.0% for the Lehman Brothers Intermediate Government/Corporate Bond Index and 3.4% for the S&P 500 Index.

                                  o     o     o

The final quarter of '99 was a period of exceptional portfolio performance both on absolute measurement and in comparison with the benchmark S&P 500 Index. Although we are not particularly overweighted in technology and communications, substantive gains in specific portfolio holdings like Nextel, Apple Computer, Qualcomm and Microsoft accounted for much of the gain and remain viable positions going forward.

Portfolio emphasis looking ahead is moving further to non-durables and health care sectors with initial probes into the washed-out insurance and reinsurance underwriters. We have had our share of high-octane performers in technology and now it's time to find mid-teens growers at reasonable price-earnings ratios.

Our calls on accelerating worldwide GDP momentum and the Federal Reserve Board's
(FRB) leaning to further tightening were on the money. We think the FRB will have to confront this situation again early in the New Year. As we don't expect energy prices to peak much before springtime, another quarter point increase in money market rates is in the cards. This should keep 30-year Treasuries north of a 6.50% yield and may contain the equity market near its present level of 1400 on the S&P 500 index.

Whether the market will revert to its early spring of '99 value emphasis remains iffy. Pricing power for most commodities is minimal and many industries, like chemicals, are suffering from profit margin pressures on the cost of goods sold line.

Capacity utilization for the country, while edging up, is hardly above 81 percent. This is more synonymous with recession than inflation. So much money has poured into capital goods expansion that underutilization of plant and equipment is continuing for most heartland producers like Deere, Caterpillar Tractor and even Dow Chemical.

Our reading on corporate earnings remains constructive. The S&P 500 could reach $55 a share in 2000. This projection is somewhat more optimistic than the consensus but is reachable. The S&P 500 is dominated by multinationals. In a recovering worldwide scenario, particularly Europe and the Orient, foreign earnings source more than half the total for most multinationals and should turn even more buoyant.

================================================================================

Calendar 1999 ended with the S&P 500 Index showing another outsized gain of 20 percent -- the fifth big year in a row. The market has certainly exceeded our most optimistic projections even though we were above consensus on corporate earnings and below consensus on inflation, but certainly more cautious on interest rates and FRB policy emphasis.

Looking ahead, we remain cautious on FRB policy, interest rates and CPI inflation, but fairly confident about corporate earnings power. We expect oil prices to peak by April and that may coincide with the last increase in rates by the Fed for this cycle. After all, the dollar remains a strong currency against everyone except Japan. Our biggest political problem is that the budget surplus has gotten too big even for our politicians who must decide on debt reduction or tax cuts, hopefully both. Greenspan needs to see just how much commodity inflation creeps into the system by next spring. He sees some wage inflation but nothing serious as yet.

The gradualist policy of the FRB so far has served the country well. But, if economic momentum remains too robust, inexorably, the Fed will tighten further and finally end this cycle that's now 10 years old. We are beginning to worry about this scenario.

The market stands more than 25 times our 2000 earnings projection. To say it's pricy is to state the obvious. To be sure, the risk premium for equities is in a secular decline. This will continue just so long as productivity gains are above average and the return on equity for major corporate properties remains in the high teens. This is way above the norm of 5 to 10 years ago. Corporations were better managed this past decade and more bottom-line oriented. Just how much better, we will find out in the next cyclical downturn. It doesn't seem to be around the corner, as yet.

With all good wishes,

Martin T. Sosnoff

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF DECEMBER 31, 1999)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF DECEMBER 31, 1999)

                                                               % of
     STOCK                                SECTOR             PORTFOLIO
     -----------------------------------------------------------------
     Qualcomm                             Technology           11.3%
     AT&T - Liberty Media Group - Cl. A   Consumer Staples      5.5%
     AMFM                                 Consumer Staples      5.1%
     Microsoft                            Technology            4.7%
     Apple Computer                       Technology            4.3%
     Nextel Communications                Communications        3.1%
     Warner-Lambert                       Health Care           2.9%
     Oracle                               Technology            2.9%
     Johnson & Johnson                    Health Care           2.8%
     Computer Associates International    Technology            2.8%
                                                               -----
                                              Total:           45.4%
COMPARATIVE PERFORMANCE

                                          TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------    --------------------------------
                                         SINCE INCEPTION*     YEAR ENDED     SINCE INCEPTION*
                                         TO NOV. 30, 1999    DEC. 31, 1999   TO DEC. 31, 1999
                                         ----------------    -------------   ----------------
Atalanta/Sosnoff Fund                          39.8%             39.8%             35.8%
Morningstar Large Cap Blend Category            n/a              19.1%              n/a
Lipper Large-Cap Core Index                    26.8%             19.4%             22.0%
S&P 500 Index                                  30.2%             21.0%             21.8%

     *Inception (June 17, 1998)

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF DECEMBER 31, 1999)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF DECEMBER 31, 1999)

                                                               % of
     STOCK                                SECTOR             PORTFOLIO
     -----                                ------             ---------
     Qualcomm                             Technology           12.3%
     Apple Computer                       Technology            6.8%
     Oracle                               Technology            5.1%
     Nextel Communications                Communications        4.7%
     Microsoft                            Technology            4.5%
     AMFM                                 Consumer Staples      4.4%
     Johnson & Johnson                    Health Care           4.2%
     Bristol-Myers Squibb                 Health Care           4.0%
     Echostar Communications              Communications        3.4%
     BMC Software                         Technology            3.4%
                                                               -----
                                              Total:           52.8%
COMPARATIVE PERFORMANCE

                                  TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                                  -------------     ----------------------------
                                 SINCE INCEPTION*          SINCE INCEPTION*
                                 TO NOV. 30, 1999          TO DEC. 31, 1999
                                 ----------------          ----------------
Atalanta/Sosnoff Focus Fund            15.2%                     21.1%
Lipper Large-Cap Core Index             1.7%                      9.2%
S&P 500 Index                           1.1%                      7.1%

     *Inception (July 1, 1999)

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF DECEMBER 31, 1999)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF DECEMBER 31, 1999)

                                                               % of
     STOCK                                SECTOR             PORTFOLIO
     -----                                ------             ---------
     Apple Computer                       Technology            6.1%
     BMC Software                         Technology            6.0%
     Qualcomm                             Technology            5.3%
     Johnson & Johnson                    Health Care           5.1%
     Bristol-Myers Squibb                 Health Care           4.5%
     Federated Department Stores          Consumer Cyclicals    4.3%
     R&B Falcon                           Energy                4.0%
     IBM                                  Technology            3.8%
     ASM Lithography Holding              Technology            3.4%
     General Motors Corp. - Cl. H         Communications        3.3%
                                                               -----
                                              Total:           45.8%
COMPARATIVE PERFORMANCE

                                  TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                                  -------------     ----------------------------
                                 SINCE INCEPTION*          SINCE INCEPTION*
                                 TO NOV. 30, 1999          TO DEC. 31, 1999
                                 ----------------          ----------------
Atalanta/Sosnoff Value Fund           (2.7)%                     2.8%
Lipper Large-Cap Value Index          (3.7)%                    (1.3)%
S&P 500 Index                          1.1%                      7.1%

     *Inception (July 1, 1999)

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================

SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF DECEMBER 31, 1999)

[GRAPHIC OMITTED]

TOP TEN HOLDINGS (AS OF DECEMBER 31, 1999)

                                                               % of
     STOCK                                SECTOR             PORTFOLIO
     -----                                ------             ---------
     Qualcomm                             Technology           10.6%
     Apple Computer                       Technology            6.7%
     Johnson & Johnson                    Health Care           5.6%
     AMFM                                 Consumer Staples      5.5%
     Microsoft                            Technology            5.3%
     Oracle                               Technology            5.1%
     AT&T - Liberty Media Group - Cl. A   Consumer Staples      4.6%
     BMC Software                         Technology            4.4%
     Nextel Communications                Communications        4.1%
     Bristol-Myers Squibb                 Health Care           3.9%
                                                               -----
                                              Total:           55.8%
COMPARATIVE PERFORMANCE

                                  TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                                  -------------     ----------------------------
                                 SINCE INCEPTION*          SINCE INCEPTION*
                                 TO NOV. 30, 1999          TO DEC. 31, 1999
                                 ----------------          ----------------
Atalanta/Sosnoff Balanced Fund         22.3%                     54.4%
Lehman Brothers Intermediate
     Government/Corporate Bond Index    1.3%                      2.0%
S&P 500 Index                           1.1%                      7.1%
65/35 Composite Blend                   1.2%                      5.3%

     *Inception (July 1, 1999)

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)
=============================================================================================================================
                                                       Atalanta/Sosnoff  Atalanta/Sosnoff  Atalanta/Sosnoff  Atalanta/Sosnoff
                                                             Fund           Focus Fund        Value Fund      Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    ................................................
     At acquisition cost ...........................     $ 11,916,242      $  1,968,651      $  1,779,684      $  2,073,144
                                                         ============      ============      ============      ============
     At market value (Note 1) ......................     $ 16,096,123      $  2,391,096      $  1,934,077      $  2,371,693
Interest receivable ................................            3,014                --                --                --
Dividends receivable ...............................            5,484               922             2,017               993
Receivable from Adviser (Note 3) ...................               --            12,300            13,333            12,120
Organization costs, net (Note 1) ...................           40,348                --                --                --
Other assets .......................................           13,176             3,363             3,363             3,363
                                                         ------------      ------------      ------------      ------------
          TOTAL ASSETS .............................       16,158,145         2,407,681         1,952,790         2,388,169
                                                         ------------      ------------      ------------      ------------
LIABILITIES
Payable for securities purchased ...................          157,518            22,753                --            22,753
Payable to affiliates (Note 3) .....................           13,539             4,900             4,900             4,900
Other accrued expenses and liabilities .............            5,676             1,200             1,300             1,210
                                                         ------------      ------------      ------------      ------------
     TOTAL LIABILITIES .............................          176,733            28,853             6,200            28,863
                                                         ------------      ------------      ------------      ------------

NET ASSETS .........................................     $ 15,981,412      $  2,378,828      $  1,946,590      $  2,359,306
                                                         ============      ============      ============      ============
Net assets consist of:
Paid-in capital ....................................     $ 12,178,416      $  2,066,621      $  2,001,569      $  2,090,766
Undistributed net investment income (loss) .........          (66,761)           (5,586)           (2,418)              679
Accumulated net realized losses from
     security transactions .........................         (310,124)         (104,652)         (206,954)          (30,688)
Net unrealized appreciation on investments .........        4,179,881           422,445           154,393           298,549
                                                         ------------      ------------      ------------      ------------
Net assets .........................................     $ 15,981,412      $  2,378,828      $  1,946,590      $  2,359,306
                                                         ============      ============      ============      ============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ....        1,143,102           206,429           200,000           208,826
                                                         ============      ============      ============      ============
Net asset value, offering price and redemption
     price per share (Note 1) ......................     $      13.98      $      11.52      $       9.73      $      11.30
                                                         ============      ============      ============      ============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
====================================================================================================================================
                                                         Atalanta/Sosnoff   Atalanta/Sosnoff    Atalanta/Sosnoff    Atalanta/Sosnoff
                                                               Fund            Focus Fund          Value Fund         Balanced Fund
                                                         ---------------------------------------------------------------------------
                                                            Six Months           Period              Period              Period
                                                              Ended               Ended               Ended               Ended
                                                           November 30,        November 30,        November 30,        November 30,
                                                               1999              1999(a)             1999(a)             1999(a)
                                                           (Unaudited)         (Unaudited)         (Unaudited)         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest ........................................     $     3,014         $        --         $        --         $    12,547
     Dividends .......................................          36,160               7,188               9,300               4,506
                                                           -----------         -----------         -----------         -----------
TOTAL INVESTMENT INCOME ..............................          39,174               7,188               9,300              17,053
                                                           -----------         -----------         -----------         -----------
EXPENSES
     Investment advisory fees (Note 3) ...............          52,967               6,387               5,859               6,438
     Service plan expense (Note 3) ...................          17,657               2,142               1,967               2,159
     Accounting services fees (Note 3) ...............          12,000              10,000              10,000              10,000
     Administration fees (Note 3) ....................          11,037               5,000               5,000               5,000
     Transfer agent fees (Note 3) ....................           9,000               7,500               7,500               7,500
     Trustees' fees and expenses .....................          10,185               3,248               3,248               3,248
     Custodian fees ..................................           5,508               1,673               2,132               1,591
     Registration fees ...............................           4,466               1,682               1,682               1,682
     Printing of shareholder reports .................           6,585               1,008               1,008               1,008
     Professional fees ...............................           3,326               1,032               1,032               1,032
     Organization expense (Note 1) ...................           5,764                  --                  --                  --
     Insurance expense ...............................           4,573                  --                  --                  --
     Postage and supplies ............................           3,023                 364                 364                 346
     Other expenses ..................................           2,563                 233                 253                 239
                                                           -----------         -----------         -----------         -----------
          TOTAL EXPENSES .............................         148,654              40,269              40,045              40,243
     Fees waived and expenses reimbursed by the
          Adviser (Note 3) ...........................         (42,719)            (27,495)            (28,326)            (27,369)
                                                           -----------         -----------         -----------         -----------
          NET EXPENSES ...............................         105,935              12,774              11,719              12,874
                                                           -----------         -----------         -----------         -----------

NET INVESTMENT INCOME (LOSS) .........................         (66,761)             (5,586)             (2,419)              4,179
                                                           -----------         -----------         -----------         -----------
REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
     Net realized gains (losses) from
          security transactions ......................         101,960            (104,652)           (206,953)            (30,688)
     Net change in unrealized appreciation/
          depreciation on investments ................       1,854,633             422,445             154,393             298,549
                                                           -----------         -----------         -----------         -----------
NET REALIZED AND UNREALIZED
     GAINS (LOSSES) ON INVESTMENTS ...................       1,956,593             317,793             (52,560)            267,861
                                                           -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS .................................     $ 1,889,832         $   312,207         $   (54,979)        $   272,040
                                                           ===========         ===========         ===========         ===========

(a) Represents the period from the initial public offering of shares (July 1, 1999) through November 30, 1999.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                                  Atalanta/Sosnoff Fund
                                                              ------------------------------
                                                                Six Months
                                                                  Ended            Period
                                                               November 30,         Ended
                                                                   1999            May 31,
                                                               (Unaudited)         1999(a)
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
     Net investment loss ................................     $    (66,761)     $    (59,472)
     Net realized gains (losses)
          from security transactions ....................          101,960          (412,084)
     Net change in unrealized appreciation/
          depreciation on investments ...................        1,854,633         2,325,249
                                                              ------------      ------------
Net increase in net assets from operations ..............        1,889,832         1,853,693
                                                              ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold ..........................        1,186,153        11,915,638
     Payments for shares redeemed .......................         (574,543)         (389,361)
                                                              ------------      ------------
Net increase in net assets from
     capital share transactions .........................          611,610        11,526,277
                                                              ------------      ------------

TOTAL INCREASE IN NET ASSETS ............................        2,501,442        13,379,970

NET ASSETS:
     Beginning of period (Note 1) .......................       13,479,970           100,000
                                                              ------------      ------------
     End of period ......................................     $ 15,981,412      $ 13,479,970
                                                              ============      ============
CAPITAL SHARE ACTIVITY:
     Shares sold ........................................           96,144         1,120,933
     Shares redeemed ....................................          (45,496)          (38,479)
                                                              ------------      ------------
     Net increase in shares outstanding .................           50,648         1,082,454
     Shares outstanding, beginning of period (Note 1) ...        1,092,454            10,000
                                                              ------------      ------------
     Shares outstanding, end of period ..................        1,143,102         1,092,454
                                                              ============      ============

(a) Represents the period from the initial public offering of shares (June 17, 1998) through May 31, 1999.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED NOVEMBER 30, 1999(A) (UNAUDITED)
=================================================================================================================
                                                           Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff
                                                              Focus Fund         Value Fund        Balanced Fund
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
     Net investment income (loss) .......................     $    (5,586)       $    (2,419)       $     4,179
     Net realized losses from security transactions .....        (104,652)          (206,953)           (30,688)
     Net change in unrealized appreciation/
          depreciation on investments ...................         422,445            154,393            298,549
                                                              -----------        -----------        -----------
Net increase (decrease) in net assets from operations ...         312,207            (54,979)           272,040
                                                              -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income .........................              --                 --             (3,500)
                                                              -----------        -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold ..........................       2,066,621          2,020,000          2,087,266
     Net asset value of share issued in reinvestment
          of distributions to shareholders ..............              --                 --              3,500
     Payments for shares redeemed .......................              --            (18,431)                --
                                                              -----------        -----------        -----------
Net increase in net assets from
     capital share transactions .........................       2,066,621          2,001,569          2,090,766
                                                              -----------        -----------        -----------

TOTAL INCREASE IN NET ASSETS ............................       2,378,828          1,946,590          2,359,306

NET ASSETS:
     Beginning of period (Note 1) .......................              --                 --                 --
                                                              -----------        -----------        -----------
     End of period ......................................     $ 2,378,828        $ 1,946,590        $ 2,359,306
                                                              ===========        ===========        ===========
CAPITAL SHARE ACTIVITY:
     Shares sold ........................................         206,429            201,961            208,473
     Shares reinvested ..................................              --                 --                353
     Shares redeemed ....................................              --             (1,961)                --
                                                              -----------        -----------        -----------
     Net increase in shares outstanding .................         206,429            200,000            208,826
     Shares outstanding, beginning of period (Note 1) ...              --                 --                 --
                                                              -----------        -----------        -----------
     Shares outstanding, end of period ..................         206,429            200,000            208,826
                                                              ===========        ===========        ===========

(a) Represents the period from the initial public offering of shares (July 1, 1999) through November 30, 1999.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
=========================================================================================
                                                              Six Months
                                                                 Ended           Period
                                                              November 30,        Ended
                                                                 1999            May 31,
                                                              (Unaudited)        1999(a)
-----------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period ..................     $    12.34       $    10.00
                                                              ----------       ----------
Income from investment operations:
     Net investment loss ................................          (0.06)           (0.05)
     Net realized and unrealized gains on investments ...           1.70             2.39
                                                              ----------       ----------
Total from investment operations ........................           1.64             2.34
                                                              ----------       ----------

Net asset value at end of period ........................     $    13.98       $    12.34
                                                              ==========       ==========

Total return ............................................         13.29%(b)        23.40%(b)
                                                              ==========       ==========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) .....................     $   15,981       $   13,480
                                                              ==========       ==========

Ratio of net expenses to average net assets(c)(d) .......          1.50%            1.50%

Ratio of net investment loss to average net assets(d) ...         (0.94%)          (0.60%)

Portfolio turnover rate(d) ..............................           114%             124%

(a) Represents the period from the initial public offering of shares (June 17, 1998) through May 31, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.10%(d) and 2.54%(d) for the periods ended November 30, 1999 and May 31, 1999, respectively (Note
     3).

(d)  Annualized.

ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                    November 30,
                                                                      1999(a)
                                                                    (Unaudited)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .........................     $   10.00
                                                                     ---------
Income from investment operations:
     Net investment loss .......................................         (0.03)
     Net realized and unrealized gains on investments ..........          1.55
                                                                     ---------
Total from investment operations ...............................          1.52
                                                                     ---------

Net asset value at end of period ...............................     $   11.52
                                                                     =========

Total return(b) ................................................        15.20%
                                                                     =========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ............................     $   2,379
                                                                     =========

Ratio of net expenses to average net assets(c)(d) ..............         1.49%

Ratio of net investment loss to average net assets(d) ..........        (0.65%)

Portfolio turnover rate(d) .....................................          120%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through November 30, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.69%(d) for the period ended November 30, 1999 (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                    November 30,
                                                                      1999(a)
                                                                    (Unaudited)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .........................     $   10.00
                                                                     ---------
Income from investment operations:
     Net investment loss .......................................         (0.01)
     Net realized and unrealized losses on investments .........         (0.26)
                                                                     ---------
Total from investment operations ...............................         (0.27)
                                                                     ---------

Net asset value at end of period ...............................     $    9.73
                                                                     =========

Total return(b) ................................................        (2.70%)
                                                                     =========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ............................     $   1,947
                                                                     =========

Ratio of net expenses to average net assets(c)(d) ..............         1.49%

Ratio of net investment loss to average net assets(d) ..........        (0.31%)

Portfolio turnover rate(d) .....................................          256%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through November 30, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 5.09%(d) for the period ended November 30, 1999 (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                    November 30,
                                                                      1999(a)
                                                                    (Unaudited)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .........................     $   10.00
                                                                     ---------

Income from investment operations:
     Net investment income .....................................          0.02
     Net realized and unrealized gains on investments ..........          1.30
                                                                     ---------
Total from investment operations ...............................          1.32
                                                                     ---------

Less distributions:
     Dividends from net investment income ......................         (0.02)
                                                                     ---------

Net asset value at end of period ...............................     $   11.30
                                                                     =========

Total return(b) ................................................        13.20%
                                                                     =========

RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ............................     $   2,359
                                                                     =========

Ratio of net expenses to average net assets(c)(d) ..............         1.49%

Ratio of net investment income to average net assets(d) ........         0.48%

Portfolio turnover rate(d) .....................................          159%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through November 30, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.65%(d) for the period ended November 30, 1999 (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999 (UNAUDITED)
================================================================================
                                                                      Market
COMMON STOCKS -- 96.9%                                 Shares/Par      Value
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 6.0%
Globalstar Telecommunications Limited* ...........       8,500     $    204,000
Nextel Communications* ...........................       5,500          545,187
Sprint ...........................................       3,000          208,125
                                                                   ------------
                                                                        957,312
                                                                   ------------
CONSUMER CYCLICALS -- 3.7%
Costco Wholesale* ................................       3,500          320,906
Wal-Mart Stores ..................................       4,600          265,075
                                                                   ------------
                                                                        585,981
                                                                   ------------
CONSUMER STAPLES -- 22.1%
AMFM* ............................................      11,700          827,044
AT&T - Liberty Media Group - Class A* ............      17,400          727,538
Cablevision Systems - Class A* ...................       4,900          335,956
CBS* .............................................       6,200          322,400
Comcast - Class A* ...............................       3,400          153,637
Fox Entertainment Group - Class A* ...............      10,000          230,000
Infinity Broadcasting* ...........................       4,500          163,969
Kimberly-Clark ...................................       3,600          229,950
MediaOne Group* ..................................       4,200          332,850
News Corporation Limited - ADR ...................       7,000          216,563
                                                                   ------------
                                                                      3,539,907
                                                                   ------------
FINANCIAL -- 8.8%
Ace Limited ......................................       9,000          153,000
American International Group .....................       1,575          162,619
Capital One Financial ............................       3,300          153,656
CIT Group - Class A ..............................      11,000          228,250
Citigroup ........................................       3,250          175,094
Heller Financial .................................       9,200          203,550
Providian Financial ..............................       4,200          332,325
                                                                   ------------
                                                                      1,408,494
                                                                   ------------
HEALTH CARE -- 16.9%
Bristol-Myers Squibb .............................       6,000          438,375
ICN Pharmaceuticals ..............................       8,300          201,794
Johnson & Johnson ................................       5,500          570,625
Medtronic ........................................       6,606          256,808
Merck ............................................       6,200          486,700
Pfizer ...........................................       4,800          173,700
Warner-Lambert ...................................       6,400          574,000
                                                                   ------------
                                                                      2,702,002
                                                                   ------------

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                      Market
COMMON STOCKS -- 96.9%                                 Shares/Par      Value
--------------------------------------------------------------------------------
TECHNOLOGY -- 39.4%
ASM Lithography Holding N.V.* ....................       6,500     $    608,562
America Online* ..................................       3,800          276,213
Apple Computer* ..................................       7,500          734,062
BMC Software* ....................................       6,000          436,875
Cisco Systems* ...................................       1,800          160,538
Computer Associates International ................       7,300          474,500
EMC* .............................................       1,000           83,562
First Data .......................................       3,500          151,375
IBM ..............................................       3,800          391,638
Lucent Technologies ..............................       2,300          168,044
Microsoft* .......................................       7,300          664,642
National Semiconductor* ..........................      10,800          459,000
Oracle* ..........................................       4,600          311,937
QUALCOMM* ........................................       2,900        1,050,706
Sun Microsystems* ................................       2,500          330,625
                                                                   ------------
                                                                      6,302,279
                                                                   ------------

Total Common Stocks (Cost $11,334,595)                             $ 15,495,975
                                                                   ------------

CONVERTIBLE CORPORATE BONDS -- 1.4%
CD Radio, 8.75%, 9/29/09 (Cost $200,000) .........     200,000     $    218,500
                                                                   ------------

CASH EQUIVALENTS -- 2.4%
Star Treasury Fund (Cost $381,647) ...............     381,647     $    381,647
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.7% (Cost $11,916,242)           $ 16,096,123

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%) ..                     (114,711)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $ 15,981,412
                                                                   ============

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999 (UNAUDITED)
================================================================================
                                                                      Market
COMMON STOCKS -- 97.5%                                  Shares         Value
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 6.7%
Globalstar Telecommunications Limited* ...........       1,300     $     31,200
Nextel Communications* ...........................       1,300          128,862
                                                                   ------------
                                                                        160,062
                                                                   ------------
CONSUMER STAPLES -- 19.6%
AMFM* ............................................       1,600          113,100
AT&T - Liberty Media Group - Class A* ............       1,600           66,900
Cablevision Systems - Class A* ...................         900           61,706
CBS* .............................................         900           46,800
Fox Entertainment Group - Class A* ...............       2,300           52,900
Infinity Broadcasting* ...........................       1,400           51,012
Kimberly-Clark ...................................         600           38,325
Sirius Satellite Radio* ..........................       1,300           34,938
                                                                   ------------
                                                                        465,681
                                                                   ------------
FINANCIAL -- 5.4%
Ace Limited ......................................       1,300           22,100
Citigroup ........................................       1,100           59,262
Providian Financial ..............................         600           47,475
                                                                   ------------
                                                                        128,837
                                                                   ------------
HEALTH CARE -- 19.2%
Bristol-Myers Squibb .............................       1,800          131,513
ICN Pharmaceuticals ..............................       1,900           46,194
Johnson & Johnson ................................       1,300          134,875
Merck ............................................         800           62,800
Warner-Lambert ...................................         900           80,719
                                                                   ------------
                                                                        456,101
                                                                   ------------
TECHNOLOGY -- 46.6%
ASM Lithography Holding N.V.* ....................         900           84,262
America Online* ..................................         600           43,613
Apple Computer* ..................................       1,900          185,962
BMC Software* ....................................       1,200           87,375
Computer Associates International ................       1,100           71,500
First Data .......................................       1,000           43,250
IBM ..............................................         800           82,450
Microsoft* .......................................       1,100          100,152
National Semiconductor* ..........................       1,600           68,000
Oracle* ..........................................       1,300           88,156
QUALCOMM* ........................................         700          253,619
                                                                   ------------
                                                                      1,108,339
                                                                   ------------

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                      Market
COMMON STOCKS -- 97.5%                                  Shares         Value
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,896,575) ............                 $  2,319,020
                                                                   ------------

CASH EQUIVALENTS -- 3.0%
Star Treasury Fund (Cost $72,076) ................      72,076     $     72,076
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.5% (Cost $1,968,651)               2,391,096

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%) ..                      (12,268)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $  2,378,828
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999 (UNAUDITED)
================================================================================
                                                                      Market
COMMON STOCKS -- 94.3%                                  Shares         Value
--------------------------------------------------------------------------------
CAPITAL GOODS -- 2.0%
Coca-Cola Enterprises ............................       1,800     $     38,138
                                                                   ------------
COMMUNICATIONS -- 5.6%
GTE ..............................................       1,500          109,500
                                                                   ------------
CONSUMER CYCLICALS -- 6.6%
Abercrombie & Fitch* .............................       1,500           48,563
Federated Department Stores* .....................       1,700           80,006
                                                                   ------------
                                                                        128,569
                                                                   ------------
CONSUMER STAPLES -- 8.0%
AMFM* ............................................         500           35,344
Infinity Broadcasting* ...........................         600           21,862
Kimberly-Clark ...................................         300           19,162
Pepsi Bottling Group .............................       4,500           78,750
                                                                   ------------
                                                                        155,118
                                                                   ------------
ENERGY -- 5.0%
Global Marine* ...................................       1,500           22,969
R&B Falcon* ......................................       6,000           74,250
                                                                   ------------
                                                                         97,219
                                                                   ------------
FINANCIAL -- 13.0%
Ace Limited ......................................       2,000           34,000
Bank of America ..................................         300           17,550
Capital One Financial ............................         400           18,625
CIT Group - Class A ..............................       1,000           20,750
Citigroup ........................................         600           32,325
Heller Financial .................................         800           17,700
Metris Companies .................................       1,200           37,950
Providian Financial ..............................         700           55,387
Wells Fargo ......................................         400           18,600
                                                                   ------------
                                                                        252,887
                                                                   ------------
HEALTH CARE -- 21.0%
American Home Products ...........................         400           20,800
Becton, Dickinson and Company ....................       1,400           38,150
Bristol-Myers Squibb .............................       1,400          102,288
ICN Pharmaceuticals ..............................       1,700           41,331
Johnson & Johnson ................................       1,100          114,125
Merck ............................................         500           39,250
Warner-Lambert ...................................         600           53,812
                                                                   ------------
                                                                        409,756
                                                                   ------------

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
          Market
COMMON STOCKS -- 94.3%    Shares    Value

TECHNOLOGY -- 33.1%
ASM Lithography Holding N.V.* ....................       1,300     $    121,712
Apple Computer* ..................................       1,200          117,450
BMC Software* ....................................       1,500          109,219
Computer Associates International ................         900           58,500
First Data .......................................         400           17,300
IBM ..............................................         700           72,144
National Semiconductor* ..........................       2,200           93,500
QUALCOMM* ........................................         150           54,347
                                                                   ------------
                                                                        644,172
                                                                   ------------

Total Common Stocks (Cost $1,680.966) ............                    1,835,359
                                                                   ------------

CASH EQUIVALENTS -- 5.1%
Star Treasury Fund (Cost $98,717) ................      98,717           98,717
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.4% (Cost $1,779,684)                1,934,076

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% ....                       12,514
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $  1,946,590
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999 (UNAUDITED)
================================================================================
                                                                      Market
COMMON STOCKS -- 74.7%                               Shares/Par        Value
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 4.7%
Globalstar Telecommunications Limited* ...........       1,300     $     31,200
Nextel Communications* ...........................         800           79,300
                                                                   ------------
                                                                        110,500
                                                                   ------------
CONSUMER STAPLES -- 15.8%
AMFM* ............................................       1,400           98,963
AT&T - Liberty Media Group - Class A* ............       1,600           66,900
Cablevision Systems - Class A* ...................         900           61,706
CBS* .............................................         900           46,800
Infinity Broadcasting* ...........................         700           32,944
Kimberly-Clark ...................................         600           38,325
Pepsi Bottling Group .............................       1,600           28,000
                                                                   ------------
                                                                        373,638
                                                                   ------------
FINANCIAL -- 4.5%
Ace Limited ......................................       1,300           22,100
CIT Group - Class A ..............................       1,000           20,750
Citigroup ........................................         800           43,100
Heller Financial .................................         900           19,912
                                                                   ------------
                                                                        105,862
                                                                   ------------
HEALTH CARE -- 16.4%
Bristol-Myers Squibb .............................       1,200           87,675
ICN Pharmaceuticals ..............................       1,300           31,606
Johnson & Johnson ................................       1,200          124,500
Merck ............................................         800           62,800
Warner-Lambert ...................................         900           80,719
                                                                   ------------
                                                                        387,300
                                                                   ------------
TECHNOLOGY -- 33.3%
ASM Lithography Holding N.V.* ....................         700           65,537
America Online* ..................................         600           43,613
Apple Computer* ..................................       1,300          127,238
BMC Software* ....................................         900           65,531
Computer Associates International ................         900           58,500
First Data .......................................         500           21,625
IBM ..............................................         500           51,531
Microsoft* .......................................         900           81,942
National Semiconductor* ..........................       1,500           63,750
Oracle* ..........................................         900           61,031
QUALCOMM* ........................................         400          144,925
                                                                   ------------
                                                                        785,223
                                                                   ------------

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                      Market
COMMON STOCKS -- 74.7%                               Shares/Par        Value
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,463,581) ............                 $  1,762,523
                                                                   ------------

U. S. TREASURY BILLS -- 24.8%
U. S. Treasury Bill, 5/18/00 (Amortized Cost $585,409) 600,000     $    585,016
                                                                   ------------

CASH EQUIVALENTS -- 1.0%
Star Treasury Fund (Cost $24,154) ................      24,154     $     24,154
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.5% (Cost $2,073,144)            $  2,371,693

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%) ..                      (12,387)
                                                                   ------------

NET ASSETS -- 100.0% .............................                 $  2,359,306
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998 when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation, through equity investments in companies entering into a cycle of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of 20-25 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The Atalanta/Sosnoff Balanced Fund seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- For the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. For the Atalanta/Sosnoff Balanced Fund dividends arising from net income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

================================================================================

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of the investment securities as of November 30, 1999:

-------------------------------------------------------------------------------------------------------------
                                    Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff
                                          Fund            Focus Fund         Value Fund       Balanced Fund
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ...     $  4,426,086       $   490,024        $   238,605        $   346,963
Gross unrealized depreciation ...         (294,719)          (69,242)           (92,014)           (48,414)
                                      ------------       -----------        -----------        -----------
Net unrealized appreciation .....     $  4,131,367       $   420,782        $   146,591        $   298,549
                                      ============       ===========        ===========        ===========
Federal income tax cost .........     $ 11,964,756       $ 1,970,314        $ 1,787,486        $ 2,073,144
                                      ============       ===========        ===========        ===========
-------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of May 31, 1999, the Atalanta/Sosnoff Fund had capital loss carryforwards for federal income tax purposes of $393,544, which expire May 31, 2007. These capital carryforwards may be utilized in the current year and future years to offset net realized gains prior to distributing any such gains to shareholders.

2.   INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the period ended November 30, 1999:

---------------------------------------------------------------------------------------------------------------------------
                                                  Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff   Atalanta/Sosnoff
                                                        Fund            Focus Fund         Value Fund       Balanced Fund
---------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .............     $8,519,931         $2,815,889         $3,442,083         $2,289,627
Proceeds from sales of investment securities ...     $7,888,176         $  814,663         $1,554,164         $  795,472
---------------------------------------------------------------------------------------------------------------------------

================================================================================

3.   TRANSACTIONS WITH AFFILIATES
The President of the Trust is also Executive Vice President of the Adviser and the President and Chief Executive Officer of Atalanta/Sosnoff Management Corporation (the Distributor), the principal underwriter for each Fund and exclusive agent for the distribution of Fund shares. The Vice President of the Trust is also Vice President of the Adviser. Certain other officers of the Trust are also officers of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, the Adviser waived investment advisory fees of $33,742 and reimbursed $8,977 of other operating expenses for the Atalanta/Sosnoff Fund, waived its investment advisory fees of $6,387 and reimbursed $21,108 of other operating expenses for the Atalanta/Sosnoff Focus Fund, waived its investment advisory fees of $5,859 and reimbursed $22,467 of other operating expenses for the Atalanta/Sosnoff Value Fund and waived its investment advisory fees of $6,438 and reimbursed $20,931 of other operating expenses for the Atalanta/Sosnoff Balanced fund during the period ended November 30, 1999.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% on each Fund's average daily net assets up to $50 million; 0.125% on such net assets between $50 million and $100 million; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee for each Fund.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a fee, based on current asset levels, of $2,000 per month from each Fund. In addition, each Fund reimburses CFS for
out-of-pocket   expenses  related  to  the  pricing  of  each  Fund's  portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $20 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund. In addition, each Fund reimburses CFS for out-of-pocket expenses including, but not limited to, postage and supplies.

================================================================================

SERVICE PLAN
The Trust has adopted a service plan (the Plan) under which each Fund compensates the Distributor for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. During the period ended November 30, 1999, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund incurred expenses of $17,657, $2,142, $1,967 and $2,159, respectively, under the Plan.